Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Equity Instruments	₩ 809,919	₩ 632,324
Less: non-current	(276,109)	(219,026)
Current	533,810	413,298
Equity Instruments Listed [member]
Disclosure of financial assets [line items]
Equity Instruments	46,449	232
Equity Instruments Unlisted [member]
Disclosure of financial assets [line items]
Equity Instruments	83,017	90,357
Debt securities [member]
Disclosure of financial assets [line items]
Equity Instruments	₩ 680,453	541,657
Derivatives held for trading [member]
Disclosure of financial assets [line items]
Equity Instruments		₩ 78